Investments in Non-Consolidated Companies (Details) (USD $)								0 Months Ended	3 Months Ended
	May 31, 2011 Gulf Sulphur Services LTD., LLLP [Member]	May 31, 2011 River Bend Ag, LLC [Member]	May 31, 2011 IFC S.A. [Member]	May 31, 2011 Yunnan Three Circles Sinochem Cargill Fertilizers Co. Ltd. [Member]	May 31, 2011 Miski Mayo Mine [Member]	May 31, 2011 Canpotex Limited [Member]	Sep. 29, 2010 Vale Fertilizantes S.A. [Member]	Oct. 01, 2008 Saskferco Products ULC [Member]	Nov. 30, 2008 Saskferco Products ULC [Member]
Schedule Of Equity Method Investments [Line Items]
Ownership interest	50.00%	50.00%	45.00%	35.00%	35.00%	37.10%	20.10%	50.00%
Gross sales proceeds received by all investors								$ 1,500,000,000
Realized pretax gain on sale of equity method investee									673,400,000
Carrying amount of the equity method investee when it was sold.								$ 63,200,000